SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund

June 30, 2024 (Unaudited)
Principal Amount		Value
Corporate Bonds — 69.43%
Australia — 0.78%
$298,000	CIMIC Finance USA Pty Ltd., 7.00%, 3/25/34(a)	$302,485
180,000	Santos Finance Ltd., 3.65%, 4/29/31(b)	157,029
		459,514
Brazil — 2.35%
187,637	Guara Norte Sarl, 5.20%, 6/15/34(b)	172,673
200,000	Nexa Resources SA, 6.75%, 4/9/34(a)	201,670
200,000	Raizen Fuels Finance SA, 6.45%, 3/5/34(a)	203,171
800,000	Yinson Boronia Production BV, 8.95%, 7/31/42(a)	809,336
		1,386,850
Canada — 5.67%
100,000(c)	Alimentation Couche-Tard, Inc., 4.01%, 2/12/36(a)	105,444
215,000	Bank of Nova Scotia (The), 4.59%, 5/4/37(d)	193,500
350,000	Bank of Nova Scotia (The), 8.00%, 1/27/84(d)	361,718
510,000	CI Financial Corp., 7.50%, 5/30/29(a)	505,479
274,000	Enbridge, Inc., 7.20%, 6/27/54(d)	275,671
230,000	Enbridge, Inc., 8.50%, 1/15/84(d)	247,204
263,000	Fairfax Financial Holdings Ltd., 6.10%, 3/15/55(a)	253,920
1,406,000	Toronto-Dominion Bank (The), 7.25%, 7/31/84(d)	1,402,485
		3,345,421
Chile — 1.87%
200,000	Antofagasta Plc, 6.25%, 5/2/34(a)	208,101
200,000	Corp. Nacional del Cobre de Chile, 6.30%, 9/8/53(a)	197,900
480,000	Corp. Nacional del Cobre de Chile, 6.44%, 1/26/36(a)	493,422
200,000	Inversiones CMPC SA, 6.13%, 2/26/34(a)	203,435
		1,102,858
France — 2.83%
200,000(c)	Electricite de France SA, 3.00%, (b),(d),(e)	196,217
200,000(c)	Electricite de France SA, 3.38%, (b),(d),(e)	186,486
100,000(f)	Electricite de France SA, EMTN, 5.88%, (b),(d),(e)	119,359
200,000(f)	Electricite de France SA, EMTN, 6.00%, (b),(d),(e)	245,918
386,000	Societe Generale SA, 1.49%, 12/14/26(a),(d)	360,955
380,000	Societe Generale SA, 8.50%, (a),(d),(e)	360,540
200,000	Societe Generale SA, 9.38%, (a),(d),(e)	202,498
		1,671,973
Germany — 2.32%
200,000	Bayer US Finance LLC, 6.13%, 11/21/26(a)	202,086
270,000	Bayer US Finance LLC, 6.38%, 11/21/30(a)	276,665
200,000(c)	Commerzbank AG, 6.13%, (b),(d),(e)	211,914
300,000(c)	Deutsche Bank AG, EMTN, 1.75%, 11/19/30(b),(d)	282,222

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund  (cont.)

June 30, 2024 (Unaudited)
Principal Amount		Value
$200,000	Deutsche Bank AG, 4.88%, 12/1/32(d)	$187,981
200,000(c)	Deutsche Bank AG, 6.75%, (b),(d),(e)	205,583
		1,366,451
Ireland — 2.81%
220,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.63%, 10/15/27	214,533
216,000	AIB Group Plc, 5.87%, 3/28/35(a),(d)	214,620
200,000	AIB Group Plc, 6.61%, 9/13/29(a),(d)	206,327
160,000	Avolon Holdings Funding Ltd., 3.25%, 2/15/27(a)	149,769
450,000	Avolon Holdings Funding Ltd., 5.75%, 3/1/29(a)	447,274
200,000	Smurfit Kappa Treasury ULC, 5.44%, 4/3/34(a)	197,501
230,000	Smurfit Kappa Treasury ULC, 5.78%, 4/3/54(a)	226,665
		1,656,689
Italy — 1.65%
250,000(c)	Intesa Sanpaolo SpA, EMTN, 5.50%, (b),(d),(e)	255,323
260,000	Intesa Sanpaolo SpA, 6.63%, 6/20/33(a)	267,809
231,000	Intesa Sanpaolo SpA, 8.25%, 11/21/33(a),(d)	254,981
200,000(c)	UniCredit SpA, EMTN, 4.45%, (b),(d),(e)	195,485
		973,598
Japan — 0.89%
200,000	Nomura Holdings, Inc., 5.61%, 7/6/29	200,802
200,000	Nomura Holdings, Inc., 5.78%, 7/3/34	199,252
120,000	Nomura Holdings, Inc., 6.18%, 1/18/33	124,770
		524,824
Mexico — 0.35%
200,000	Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy, 7.88%, 2/15/39(a)	208,234

Nigeria — 0.85%
520,000	African Development Bank, 5.75%, (d),(e)	500,689

Norway — 0.72%
380,000	Var Energi ASA, 8.00%, 11/15/32(a)	424,506

Peru — 0.29%
170,000	Pluspetrol Camisea SA / Pluspetrol Lote 56 SA, 6.24%, 7/3/36(a)	169,544

Spain — 1.76%
200,000(c)	Abertis Infraestructuras Finance BV, 3.25%, (b),(d),(e)	208,203
200,000	Banco Bilbao Vizcaya Argentaria SA, 6.03%, 3/13/35(d)	199,330
200,000(c)	Banco de Sabadell SA, 5.75%, (b),(d),(e)	208,820

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund  (cont.)

June 30, 2024 (Unaudited)
Principal Amount		Value
$200,000	Banco Santander SA, (SOFR RATE + 1.380%), 6.75%, 3/14/28(g)	$201,711
210,000	CaixaBank SA, 6.84%, 9/13/34(a),(d)	221,415
		1,039,479
United Kingdom — 1.74%
250,000	Ashtead Capital, Inc., 5.80%, 4/15/34(a)	248,219
200,000(f)	Barclays Plc, 7.13%, (d),(e)	250,081
220,000	Macquarie Airfinance Holdings Ltd., 6.40%, 3/26/29(a)	223,859
300,000	Standard Chartered Plc, 6.10%, 1/11/35(a),(d)	304,128
		1,026,287
United States — 42.55%
200,000	AGCO Corp., 5.80%, 3/21/34	199,129
184,000	Aircastle Ltd., 2.85%, 1/26/28(a)	166,563
306,000	Ally Financial, Inc., Series B, 4.70%, (d),(e)	270,368
210,000	Ally Financial, Inc., 6.99%, 6/13/29(d)	218,081
290,000(c)	Aptiv Plc / Aptiv Global Financing Ltd., 4.25%, 6/11/36	306,566
260,000	Bank of America Corp., 2.48%, 9/21/36(d)	207,606
250,000	Bank of America Corp., 4.57%, 4/27/33(d)	235,796
260,000	Bank of America Corp., 5.47%, 1/23/35(d)	259,669
180,000	Berry Global, Inc., 5.65%, 1/15/34(a)	176,484
410,000	BGC Group, Inc., 6.60%, 6/10/29(a)	407,907
294,000	Boardwalk Pipelines LP, 5.63%, 8/1/34	289,058
375,000	Broadcom, Inc., 4.93%, 5/15/37(a)	352,585
220,000	Capital One Financial Corp., 7.62%, 10/30/31(d)	241,984
250,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.85%, 4/1/61	146,560
210,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.55%, 6/1/34	210,374
302,000	Choice Hotels International, Inc., 5.85%, 8/1/34	297,440
220,000	Citigroup, Inc., 3.06%, 1/25/33(d)	186,562
296,000	Citigroup, Inc., Series V, 4.70%, (d),(e)	289,449
250,000	Citizens Bank NA, 4.58%, 8/9/28(d)	241,344
207,000	Citizens Financial Group, Inc., 2.50%, 2/6/30	175,393
256,000	Citizens Financial Group, Inc., 6.65%, 4/25/35(d)	264,817
190,000	CNO Financial Group, Inc., 6.45%, 6/15/34	189,891
234,000	Comerica, Inc., 4.00%, 2/1/29	214,603
190,000	Comerica, Inc., 5.98%, 1/30/30(d)	187,248
170,000	Constellation Energy Generation LLC, 6.50%, 10/1/53	180,676
208,000	Continental Resources, Inc., 4.90%, 6/1/44	170,060
510,000	Discover Financial Services, Series C, 5.50%, (d),(e)	439,781
168,000	Discover Financial Services, 7.96%, 11/2/34(d)	188,925
83,000	Energy Transfer LP, 6.25%, 4/15/49	82,686
260,000	Energy Transfer LP, 6.55%, 12/1/33	275,105
226,000	Energy Transfer LP, 8.00%, 5/15/54(d)	236,492
372,000	Energy Transfer LP, (Term SOFR 3M + 3.279%), 8.61%, 11/1/66(g)	364,688

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund  (cont.)

June 30, 2024 (Unaudited)
Principal Amount		Value
$300,000	Entergy Corp., 7.13%, 12/1/54(d)	$297,721
280,000	Enterprise Products Operating LLC, Series D, (Term SOFR 3M + 3.248%), 8.57%, 8/16/77(h)	278,822
620,000	EQM Midstream Partners LP, 4.75%, 1/15/31(a)	580,398
242,000	Essent Group Ltd., 6.25%, 7/1/29	242,135
160,000	Essential Utilities, Inc., 5.30%, 5/1/52	146,027
247,000	F&G Global Funding, 5.88%, 6/10/27(a)	245,871
157,000	Fifth Third Bancorp, 5.63%, 1/29/32(d)	155,569
170,000	Flex Intermediate Holdco LLC, 4.32%, 12/30/39(a)	123,297
219,000	Ford Motor Credit Co. LLC, 6.13%, 3/8/34	216,966
200,000	Ford Motor Credit Co. LLC, 7.12%, 11/7/33	211,257
400,000	Foundry JV Holdco LLC, 5.88%, 1/25/34(a)	396,757
200,000	Foundry JV Holdco LLC, 6.15%, 1/25/32(a)	204,031
200,000	Foundry JV Holdco LLC, 6.40%, 1/25/38(a)	206,140
209,000	Fox Corp., 6.50%, 10/13/33	219,019
200,000	GATX Corp., 6.05%, 6/5/54	200,434
155,000	General Motors Co., 5.40%, 4/1/48	138,828
180,000	General Motors Financial Co., Inc., 6.10%, 1/7/34	181,977
160,000	Global Atlantic Fin Co., 6.75%, 3/15/54(a)	158,162
682,000	Global Atlantic Fin Co., 7.95%, 10/15/54(a),(d)	686,212
175,000	Global Payments, Inc., 5.95%, 8/15/52	168,649
324,000	Goldman Sachs Group, Inc. (The), 2.38%, 7/21/32(d)	266,265
233,000	GXO Logistics, Inc., 6.25%, 5/6/29	237,229
200,000	GXO Logistics, Inc., 6.50%, 5/6/34	203,126
230,000	Health Care Service Corp. A Mutual Legal Reserve Co., 5.88%, 6/15/54(a)	225,935
170,000	Humana, Inc., 5.75%, 4/15/54	163,810
200,000	Icon Investments Six DAC, 6.00%, 5/8/34	204,925
170,000	Intel Corp., 5.70%, 2/10/53	167,238
430,000	Jackson National Life Global Funding, 5.55%, 7/2/27(a)	428,757
190,000	Jefferies Financial Group, Inc., 6.20%, 4/14/34	192,549
250,000	KeyBank NA, 4.39%, 12/14/27	237,531
250,000	KeyBank NA, 5.85%, 11/15/27	249,133
290,000	KeyCorp, 6.40%, 3/6/35(d)	294,125
300,000	Kyndryl Holdings, Inc., 4.10%, 10/15/41	227,320
488,000	Liberty Utilities Co., 5.87%, 1/31/34(a)	488,380
157,000	LKQ Corp., 6.25%, 6/15/33	161,365
167,000(c)	LKQ Dutch Bond BV, 4.13%, 3/13/31	178,502
186,000	M&T Bank Corp., 5.05%, 1/27/34(d)	172,090
200,000	M&T Bank Corp., 6.08%, 3/13/32(d)	199,340
150,000	M&T Bank Corp., 7.41%, 10/30/29(d)	157,807
329,000	MasTec, Inc., 5.90%, 6/15/29	330,562
414,000	Morgan Stanley, 2.48%, 9/16/36(d)	327,645
240,000	Morgan Stanley, GMTN, 5.25%, 4/21/34(d)	236,347
240,000	Newmark Group, Inc., 7.50%, 1/12/29(a)	246,728
600,000	NextEra Energy Capital Holdings, Inc., 5.75%, 9/1/25	601,342
215,000	Oracle Corp., 4.10%, 3/25/61	154,370
186,000	Paramount Global, 5.85%, 9/1/43	146,100

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund  (cont.)

June 30, 2024 (Unaudited)
Principal Amount		Value
$336,000	Paramount Global, 6.38%, 3/30/62(d)	$296,319
360,000	Piedmont Operating Partnership LP, REIT, 6.88%, 7/15/29	355,625
190,000	Pilgrim’s Pride Corp., 6.25%, 7/1/33	192,957
714,000	Plains All American Pipeline LP, Series B, (Term SOFR 3M + 4.372%), 9.69%, (e),(h)	714,001
170,000	Radian Group, Inc., 6.20%, 5/15/29	171,706
300,000	Royalty Pharma Plc, 5.90%, 9/2/54	288,299
199,000	Solventum Corp., 5.45%, 2/25/27(a)	198,852
378,000	Solventum Corp., 5.60%, 3/23/34(a)	370,998
307,000	Solventum Corp., 5.90%, 4/30/54(a)	293,451
186,000	Tapestry, Inc., 7.70%, 11/27/30	194,168
170,000	Tapestry, Inc., 7.85%, 11/27/33	178,852
208,000(c)	Timken Co. (The), 4.13%, 5/23/34	216,743
300,000	U.S. Cellular Corp., 6.70%, 12/15/33	319,465
240,000(c)	Upjohn Finance BV, 1.91%, 6/23/32(b)	214,692
200,000	Utah Acquisition Sub, Inc., 5.25%, 6/15/46	164,660
221,000	Viatris, Inc., 4.00%, 6/22/50	148,928
180,000	VICI Properties LP, REIT, 4.95%, 2/15/30	173,667
180,000	VICI Properties LP, REIT, 5.75%, 4/1/34	178,099
120,000	VICI Properties LP, REIT, 6.13%, 4/1/54	114,857
198,000	VICI Properties LP / VICI Note Co., Inc., REIT, 3.88%, 2/15/29(a)	182,815
212,000	Warnermedia Holdings, Inc., 5.05%, 3/15/42	172,286
500,000	Warnermedia Holdings, Inc., 5.14%, 3/15/52	389,092
340,000	Wells Fargo & Co., 5.39%, 4/24/34(d)	336,293
		25,097,508
Total Corporate Bonds		40,954,425
(Cost $41,279,074)
Bank Loans — 7.63%
Ireland — 0.43%
250,000	Setanta Aircraft Leasing DAC, (Term SOFR 1M + 1.75%), 7.07%, 11/6/28(g)	251,250

United States — 7.20%
584,970	Avolon TLB Borrower 1 US LLC, (Term SOFR 1M + 2.00%), 7.34%, 6/22/28(g)	585,520
558,560	Belron Finance US LLC, (Term SOFR 1M + 2.11%), 7.51%, 4/28/28(g)	558,561
557,200	Charter Communications Operating LLC, (Term SOFR 1M + 2.00%), 7.30%, 12/9/30(g)	550,374
567,771	Citadel Securities LP, (Term SOFR 1M + 2.36%), 7.58%, 7/29/30(g)	569,190
279,518	Entegris, Inc., (Term SOFR 3M + 2.50%), 7.06%, 7/6/29(g)	279,448
600,000	Hilton Domestic Operating Co, Inc., (Term SOFR 1M + 1.75%), 7.43%, 11/8/30(g)	600,414

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund  (cont.)

June 30, 2024 (Unaudited)
Principal Amount		Value
$558,600	Summit Materials LLC, (Term SOFR 1M + 2.50%), 7.80%, 1/12/29(g)	$562,091
538,650	United Rentals North America, Inc., (Term SOFR 1M + 1.75%), 7.08%, 2/14/31(g)	542,857
		4,248,455
Total Bank Loans		4,499,705
(Cost $4,491,420)

Shares
Asset Backed Securities — 6.65%
United States — 6.65%
167,560	ACM Auto Trust, Series 2023-2A, Class A, 7.97%, 6/20/30(a)	168,106
1,120,000	Carmax Select Receivables Trust, Series 2024-A, Class D, 6.27%, 12/16/30	1,116,506
225,000	Dell Equipment Finance Trust, Series 2024-1, Class D, 6.12%, 9/23/30(a)	225,565
500,000	Dell Equipment Finance Trust, Series 2023-2, Class D, 6.74%, 7/23/29(a)	505,110
265,000	Exeter Automobile Receivables Trust, Series 2024-3A, Class D, 5.98%, 9/16/30	265,843
500,000	Exeter Automobile Receivables Trust, Series 2023-2A, Class D, 6.32%, 8/15/29	501,190
300,000	HPEFS Equipment Trust, Series 2024-1A, Class D, 5.82%, 11/20/31(a)	298,505
155,838	MVW LLC, Series 2021-2A, Class B, 1.83%, 5/20/39(a)	143,892
460,000	Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45%, 3/15/30	458,547
239,679	Tricolor Auto Securitization Trust, Series 2024-2A, Class A, 6.36%, 12/15/27(a)	239,785
		3,923,049
Total Asset Backed Securities		3,923,049
(Cost $3,932,513)
Collateralized Mortgage Obligations — 5.13%
United States — 5.13%
125,000	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (SOFR30A + 1.800%), 7.14%, 1/25/44(a),(g)	126,043
275,000	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (SOFR30A + 1.800%), 7.14%, 2/25/44(a),(g)	276,524
207,000	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2, (SOFR30A + 1.900%), 7.24%, 12/25/41(a),(g)	208,798
210,000	Connecticut Avenue Securities Trust, Series 2023-R08, Class 1M2, (SOFR30A + 2.500%), 7.84%, 10/25/43(a),(g)	216,627
88,000	Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M2, (SOFR30A + 3.100%), 8.44%, 3/25/42(a),(g)	91,441
417,002	CSMC Trust, Series 2020-SPT1, Class A2, 2.23%, 4/25/65(a)	407,454
100,000	Freddie Mac STACR REMIC Trust, Series 2024-DNA2, Class M2, (SOFR30A + 1.700%), 7.04%, 5/25/44(a),(g)	100,192

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund  (cont.)

June 30, 2024 (Unaudited)
Shares		Value
$306,103	Freddie Mac STACR REMIC Trust, Series 2023-HQA1, Class M1A, (SOFR30A + 2.000%), 7.34%, 5/25/43(a),(g)	$309,588
98,962	Freddie Mac STACR REMIC Trust, Series 2023-DNA1, Class M1A, (SOFR30A + 2.100%), 7.44%, 3/25/43(a),(g)	100,713
250,000	HONO Mortgage Trust, Series 2021-LULU, Class A, (Term SOFR 1M + 1.264%), 6.59%, 10/15/36(a),(g)	244,126
231,458	MFA Trust, Series 2020-NQM3, Class A3, 1.63%, 1/26/65(a),(i)	213,133
400,000	Verus Securitization Trust, Series 2019-INV3, Class M1, 3.28%, 11/25/59(a),(i)	367,357
400,000	Verus Securitization Trust, Series 2020-4, Class M1, 3.29%, 5/25/65(a),(i)	365,814
		3,027,810
Total Collateralized Mortgage Obligations		3,027,810
(Cost $3,115,905)

Principal Amount
U.S. Treasury Obligations — 3.04%
United States — 3.04%
1,800,000	U.S. Treasury Notes, 4.38%, 10/31/24	1,793,742

Total U.S. Treasury Obligations		1,793,742
(Cost $1,794,510)
Foreign Government Bonds — 1.80%
Mexico — 1.38%
11,650,000(j)	Mexican Bonos, Series M, 8.50%, 3/1/29	597,497
4,220,000(j)	Mexican Bonos, Series M, 8.50%, 5/31/29	217,150
		814,647
Romania — 0.42%
230,000	Romanian Government International Bond, 7.63%, 1/17/53(a)	248,070

Total Foreign Government Bonds		1,062,717
(Cost $1,085,379)

Shares
Investment Company — 5.45%
3,217,213	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (k)	3,217,213
Total Investment Company		3,217,213
(Cost $3,217,213)
Total Investments		$58,478,661
(Cost $58,916,014) — 99.13%
Other assets in excess of liabilities — 0.87%		511,289
NET ASSETS — 100.00%		$58,989,950

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund  (cont.)

June 30, 2024 (Unaudited)
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Principal amount denoted in Euros.
(d)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(e)	Perpetual security with no stated maturity date.
(f)	Principal amount denoted in British Pounds.
(g)	Floating rate note. Rate shown is as of report date.
(h)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2024.
(i)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(j)	Principal amount denoted in Mexican peso.
(k)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund  (cont.)

June 30, 2024 (Unaudited)
Foreign currency exchange contracts as of June 30, 2024:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
CHF	30,569	EUR	31,802	Citibank N.A.	7/17/24	$14
CHF	259,878	EUR	270,000	Citibank N.A.	7/17/24	510
EUR	1,220,000	JPY	204,451,825	Citibank N.A.	7/17/24	33,216
USD	157,215	EUR	144,968	Citibank N.A.	7/17/24	1,818
USD	649,143	EUR	599,438	Citibank N.A.	7/17/24	6,582
USD	290,000	EUR	268,115	Citibank N.A.	7/17/24	2,598
USD	3,661,110	EUR	3,359,685	Citibank N.A.	7/17/24	59,732
USD	889,685	GBP	701,659	Citibank N.A.	7/17/24	2,615
USD	288,597	GBP	227,589	Citibank N.A.	7/17/24	868
USD	1,257,466	MXN	20,939,701	Citibank N.A.	7/17/24	116,340
						$224,293

EUR	300,000	CHF	290,447	Citibank N.A.	7/17/24	$(2,456)
EUR	395,328	GBP	339,811	Citibank N.A.	7/17/24	(5,837)
EUR	297,176	USD	318,953	Citibank N.A.	7/17/24	(398)
EUR	940,377	USD	1,014,509	Citibank N.A.	7/17/24	(6,482)
GBP	339,811	EUR	401,506	Citibank N.A.	7/17/24	(786)
GBP	227,589	USD	290,000	Citibank N.A.	7/17/24	(2,271)
JPY	7,300,811	EUR	43,287	Citibank N.A.	7/17/24	(888)
JPY	129,463,414	EUR	794,413	Citibank N.A.	7/17/24	(44,490)
JPY	67,687,600	EUR	400,000	Citibank N.A.	7/17/24	(6,812)
MXN	2,406,724	USD	140,000	Citibank N.A.	7/17/24	(8,844)
MXN	2,949,255	USD	174,294	Citibank N.A.	7/17/24	(13,572)
						$(92,836)

Total						$131,457
Financial futures contracts as of June 30, 2024:
Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
10 Year U.S. Treasury Note	28	September 2024	$12,407	USD	$3,079,563	Morgan Stanley & Co. LLC
2 Year U.S. Treasury Note	175	September 2024	98,221	USD	35,738,281	Morgan Stanley & Co. LLC
Total			$110,628

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund  (cont.)

June 30, 2024 (Unaudited)
Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse
10 Year Euro-Bund	9	September 2024	$9,472	EUR	$1,268,626	Morgan Stanley & Co. LLC
10 Year U.S. Ultra Treasury Bond	129	September 2024	(136,288)	USD	14,645,531	Morgan Stanley & Co. LLC
30 Year U.S. Treasury Bond	48	September 2024	(72,890)	USD	5,679,000	Morgan Stanley & Co. LLC
30 Year U.S. Ultra Treasury Bond	24	September 2024	50,643	USD	3,008,250	Morgan Stanley & Co. LLC
5 Year Euro-Bobl	6	September 2024	(6,528)	EUR	748,209	Morgan Stanley & Co. LLC
5 Year U.S. Treasury Note	29	September 2024	8,940	USD	3,090,766	Morgan Stanley & Co. LLC
EURO-BTP FUTURE	1	September 2024	1,220	EUR	123,470	Morgan Stanley & Co. LLC
JPN 10Y BOND(OSE)	3	September 2024	7,418	JPY	2,663,808	Morgan Stanley & Co. LLC
Long Gilt Future	14	September 2024	(5,738)	GBP	1,726,735	Morgan Stanley & Co. LLC
Total			$(143,751)
Interest rate swaps as of June 30, 2024:
Fixed Rate	Floating Rate	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)	Value
1.01%	JPY-CBNALDN	Yearly	Morgan Stanley & Co. LLC	5/1/34	JPY	98,070	$0	$957	$957
1.12%	JPY-BNPLDN	Yearly	Morgan Stanley & Co. LLC	10/30/33	JPY	355,000	(79)	$(38,119)	$(38,199)
Total							$(79)	$(37,162)	$(37,242)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund  (cont.)

June 30, 2024 (Unaudited)
Credit default swaps buy protection as of June 30, 2024:
Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Unrealized Appreciation	Value
1.00%	Markit CDX IG Index Series 42	Quarterly	Morgan Stanley & Co. LLC	6/20/29	USD	14,386	$(311,766)	$12,954	$(298,812)
1.00%	Markit CDX IG Index Series 42	Quarterly	Morgan Stanley & Co. LLC	6/20/29	USD	13,013	(282,304)	12,010	(270,294)
1.00%	Markit CDX IG Index Series 42	Quarterly	Morgan Stanley & Co. LLC	6/20/29	USD	4,108	(89,026)	3,699	(85,327)
1.00%	Markit CDX IG Index Series 42	Quarterly	Morgan Stanley & Co. LLC	6/20/29	USD	11,435	(245,755)	8,238	(237,517)
Total							$(928,851)	$36,901	$(891,950)

Abbreviations used are defined below:
Bobl - German Bundesobligationen
BTP - Italian Buoni del Tesoro Poliannuali
CHF - Swiss Franc
EMTN - Euro Medium Term Note
EUR - Euro
GBP - United Kingdom Pound Sterling
GMTN - Global Medium Term Note
JPY - Japanese Yen
MXN - Mexican Peso
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
SOFR30A - Secured Overnight Financing Rate 30 Day Average
USD - United States Dollar

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund  (cont.)

June 30, 2024 (Unaudited)
Portfolio Diversification (Unaudited)
Industries	Percentage of Net Assets
Financial	35.03%
Energy	9.46%
Consumer, Non-cyclical	8.32%
Asset Backed Securities	6.65%
Consumer, Cyclical	5.64%
Collateralized Mortgage Obligations	5.13%
Utilities	4.53%
Industrial	4.45%
Technology	3.37%
Communications	3.20%
U.S. Treasury Obligations	3.04%
Basic Materials	2.21%
Foreign Government Bonds	1.80%
Government	0.85%
Other*	6.32%
100.00%
* Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, interest rate swaps, credit default swaps, financial futures contracts, foreign currency exchange contracts and accrued expenses payable.